April 2, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	First Investors Income Funds
File Nos. 002-89287 and 811-03967
Post-Effective Amendment No. 56

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Income Funds (the “Trust”) is Post-Effective Amendment No. 56 to the Trust’s currently effective Registration Statement on Form N-1A relating to the Class A and Advisor Class shares of the First Investors Strategic Income Fund (the “Fund”), a new series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission staff regarding Post-Effective Amendment No. 47; and (2) update other information and make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on April 3, 2013, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty
Russell Shepherd
First Investors Management Company, Inc.